CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible redeemable preferred stock
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Convertible redeemable preferred stock, authorized (in shares)	50,000,000	50,000,000
Equity:
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued (in shares)	14,819,691	13,742,394	10,467,400
Common stock, shares outstanding	14,819,691	13,742,394	10,467,400
Series A [Member]
Convertible redeemable preferred stock
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible redeemable preferred stock, authorized (in shares)	50,000,000	50,000,000	50,000,000
Convertible redeemable preferred stock, issued (in shares)	7,000,000	7,000,000	7,000,000
Convertible redeemable preferred stock, outstanding (in shares)	7,000,000	7,000,000	7,000,000
Convertible redeemable preferred stock, liquidation preference	$ 3,500,000	$ 3,500,000	$ 3,500,000
Series B [Member]
Convertible redeemable preferred stock
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible redeemable preferred stock, authorized (in shares)	50,000,000	50,000,000	50,000,000
Convertible redeemable preferred stock, issued (in shares)	0	7,866,800	10,266,825
Convertible redeemable preferred stock, outstanding (in shares)	0	7,866,800	10,266,825
Convertible redeemable preferred stock, liquidation preference	0	3,933,400	5,133,400
Series C [Member]
Convertible redeemable preferred stock
Convertible redeemable preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Convertible redeemable preferred stock, authorized (in shares)	50,000,000	50,000,000	50,000,000
Convertible redeemable preferred stock, issued (in shares)	250,000	250,000	0
Convertible redeemable preferred stock, outstanding (in shares)	250,000	250,000	0
Convertible redeemable preferred stock, liquidation preference	$ 1,000,000	$ 1,000,000	$ 0